LEGG MASON PARTNERS EQUITY TRUST

LEGG MASON PARTNERS INCOME TRUST

SUPPLEMENT DATED MARCH 1, 2011

TO SUMMARY PROSPECTUSES, PROSPECTUSES AND STATEMENTS OF ADDITIONAL INFORMATION OF THE FUNDS LISTED IN SCHEDULE A

The following information supplements each Fund’s Summary Prospectus, Prospectus and Statement of Additional Information (“SAI”):

Effective July 1, 2011, Class B shares of the fund will be closed to purchases by new and existing investors. Your Service Agent, however, may no longer offer Class B shares as of an earlier date. Class B shares of the fund will continue to be available for incoming exchanges and for dividend reinvestment. If you currently invest through a systematic investment plan where Class B shares are purchased, or have any other questions concerning Class B shares, please contact your Service Agent for more information.

SCHEDULE A

Fund Name	Summary Prospectus Date	Prospectus Date	SAI Date
Legg Mason Partners Equity Trust
Legg Mason Batterymarch Global Equity Fund	February 28, 2011	February 28, 2011	February 28, 2011
Legg Mason ClearBridge Aggressive Growth Fund	December 29, 2010	December 29, 2010	December 29, 2010
Legg Mason ClearBridge Appreciation Fund	February 28, 2011	February 28, 2011	February 28, 2011
Legg Mason ClearBridge Capital Fund	February 28, 2011	February 28, 2011	February 28, 2011
Legg Mason ClearBridge Diversified Large Cap Growth Fund	February 28, 2011	February 28, 2011	February 28, 2011
Legg Mason ClearBridge Dividend Strategy Fund	February 28, 2011	February 28, 2011	February 28, 2011
Legg Mason ClearBridge Equity Income Builder Fund	July 1, 2010	April 30, 2010	April 30, 2010
Legg Mason ClearBridge Fundamental All Cap Value Fund	January 31, 2011	January 31, 2011	January 31, 2011
Legg Mason ClearBridge Large Cap Growth Fund	March 30, 2010	March 30, 2010	March 30, 2010
Legg Mason ClearBridge Large Cap Value Fund	February 28, 2011	February 28, 2011	February 28, 2011
Legg Mason ClearBridge Mid Cap Core Fund	February 28, 2011	February 28, 2011	February 28, 2011
Legg Mason ClearBridge Small Cap Growth Fund	February 28, 2011	February 28, 2011	February 28, 2011
Legg Mason ClearBridge Small Cap Value Fund	January 31, 2011	January 31, 2011	January 31, 2011
Legg Mason Capital Management All Cap Fund	August 31, 2010	August 31, 2010	August 31, 2010
Legg Mason Esemplia Emerging Markets Equity Fund	February 28, 2011	February 28, 2011	February 28, 2011
Legg Mason Global Currents International All Cap Opportunity Fund	February 28, 2011	February 28, 2011	February 28, 2011
Legg Mason Investment Counsel Financial Services Fund	July 29, 2010	July 29, 2010	July 29, 2010
Legg Mason Investment Counsel Social Awareness Fund	September 9, 2010	May 31, 2010	May 31, 2010
Legg Mason Lifestyle Allocation 100%	N/A	May 31, 2010	May 31, 2010
Legg Mason Lifestyle Allocation 85%	N/A	May 31, 2010	May 31, 2010
Legg Mason Lifestyle Allocation 70%	N/A	May 31, 2010	May 31, 2010
Legg Mason Lifestyle Allocation 50%	N/A	May 31, 2010	May 31, 2010
Legg Mason Lifestyle Allocation 30%	N/A	May 31, 2010	May 31, 2010
Legg Mason Partners Income Trust
Legg Mason Western Asset California Municipals Fund	June 28, 2010	June 28, 2010	June 28, 2010
Legg Mason Western Asset Core Plus Bond Fund	November 30, 2010	November 30, 2010	November 30, 2010
Legg Mason Western Asset Core Bond Fund	November 30, 2010	November 30, 2010	November 30, 2010
Legg Mason Western Asset Corporate Bond Fund	August 11, 2010	April 30, 2010	April 30, 2010
Legg Mason Western Asset Global High Yield Bond Fund	April 30, 2010	April 30, 2010	April 30, 2010
Legg Mason Western Asset Government Securities Fund	July 1, 2010	April 30, 2010	April 30, 2010
Legg Mason Western Asset High Income Fund	November 30, 2010	November 30, 2010	November 30, 2010
Legg Mason Western Asset Managed Municipals Fund	June 28, 2010	June 28, 2010	June 28, 2010
Legg Mason Western Asset Massachusetts Municipals Fund	March 30, 2010	March 30, 2010	March 30, 2010
Legg Mason Western Asset Municipal High Income Fund	November 30, 2010	November 30, 2010	November 30, 2010
Legg Mason Western Asset New Jersey Municipals Fund	July 29, 2010	July 29, 2010	July 29, 2010
Legg Mason Western Asset New York Municipals Fund	July 29, 2010	July 29, 2010	July 29, 2010
Legg Mason Western Asset Oregon Municipals Fund	August 31, 2010	August 31, 2010	August 31, 2010
Legg Mason Western Asset Pennsylvania Municipals Fund	July 29, 2010	July 29, 2010	July 29, 2010
Legg Mason Western Asset Strategic Income Fund	November 30, 2010	November 30, 2010	November 30, 2010

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